Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 04, 2017
Property, Plant and Equipment
Schedule of property, plant and equipment, including capital lease assets

	2017	2016
Land	$141,453	$145,335
Buildings	528,076	545,909
Leasehold improvements	1,566,666	1,515,250
Equipment	1,810,405	1,774,477
Software	16,316	6,111
Construction in progress	62,537	98,274

	4,125,453	4,085,356
Accumulated depreciation	(2,598,991)	(2,505,792)

Property, plant and equipment, net	$1,526,462	$1,579,564